Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 28, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies [Line Items]
Debt instrument, maturity date	Nov. 07, 2021
Term Loan [Member]
Commitments and Contingencies [Line Items]
Debt instrument, outstanding amount		$ 56.1	$ 56.5	$ 57.6
Debt instrument, maturity date		Nov. 07, 2023	Nov. 07, 2023